BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other borrowings short-term loans	€ 1,808	€ 3,365
Codere Espa?a S.A. [Member]
IfrsStatementLineItems [Line Items]
Short-term loans	€ 1,808	€ 3,365